Schedule I—Condensed Financial Information of the Company	12 Months Ended
Jun. 30, 2024
Schedule I—Condensed Financial Information of the Company [Abstract]
SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF THE COMPANY

SCHEDULE I—CONDENSED FINANCIAL INFORMATION OF THE COMPANY

Balance Sheets

(In thousands, except for shares and per share data)

	As of June 30,
	2023	2024	2024
	RMB	RMB	US$

ASSETS:
Current assets:
Cash and cash equivalents	2,605	11,792	1,623
Amounts due from subsidiaries	809	1,210	167
Total current assets	3,414	13,002	1,790
Investments in subsidiaries	213,620	1,318,077	181,373
Total assets	217,034	1,331,079	183,163

LIABILITIES AND EQUITY:
LIABILITIES:
Current liabilities:
Accrued payroll	-	163	24
Total current liabilities	-	163	24
Total liabilities	-	163	24

Mezzanine equity	-	45,794	6,301
EQUITY:
Ordinary shares (Authorized shares:1,950,000,000 at US$0.001 each; issued 90,472,014 and 376,581,138 shares, of which 90,472,014 and 370,551,728 shares were outstanding as of June 30, 2023 and 2024, respectively)	600	2,617	360
Treasury stock	-	(29)	(4)
Additional paid-in capital	224,694	1,583,017	217,830
Retained earnings	(8,427)	(298,190)	(41,032)
Accumulated other comprehensive income	167	(2,293)	(316)
Total equity	217,034	1,285,122	176,838
Total liabilities, mezzanine equity and equity	217,034	1,331,079	183,163

Statements of Operations and Comprehensive Loss

(In thousands)

	Years ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

General and administrative expenses	(1,610)	(2,084)	(5,759)	(792)
Other income, net	227	286	681	93
Equity in loss of subsidiaries	(59,220)	(41,771)	(284,592)	(39,161)
Loss before income taxes	(60,603)	(43,569)	(289,670)	(39,860)
Income tax expense	(64)	(8)	-	-
Net loss	(60,667)	(43,577)	(289,670)	(39,860)
Other comprehensive income, net of tax: Foreign currency translation adjustments	417	560	(2,460)	(339)
Total Comprehensive loss	(60,250)	(43,017)	(292,130)	(40,199)

Statements of Cash Flows

(In thousands)

	Year Ended June 30,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Cash flow from operating activities:
Net loss	(60,667)	(43,577)	(289,670)	(39,860)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in earnings of subsidiaries and an affiliate	59,282	41,791	284,592	39,161
Compensation expenses associated with stock options	-	-	-	-
Other non-cash adjustments	-	-	6	1
Changes in operating assets and liabilities:	-	-	-	-
Other receivables	(78)	(731)	(401)	(55)
Other payables and accrued expense	8	(218)	163	23
Net cash used in operating activities	(1,455)	(2,735)	(5,310)	(730)
Cash flows from investing activities:
Capital contribution to a subsidiary	-	(6,952)	-	-
Net cash used in investing activities	-	(6,952)	-	-
Cash flows from financing activities:
Proceeds on exercise of stock options	-	-	44,968	6,188
Payment for purchase of non-controlling interests	-	-	(20,623)	(2,838)
Payment for repurchase of ordinary shares	-	-	(10,028)	(1,380)
Net cash generated from financing activities	-	-	14,317	1,970
Net (decrease) increase in cash and cash equivalents	(1,455)	(9,687)	9,007	1,240
Cash and cash equivalents and restricted cash at beginning of year	12,770	11,732	2,605	358
Effect of exchange rate changes on cash and cash equivalents	417	560	180	25
Cash and cash equivalents and restricted cash at the end of the year	11,732	2,605	11,792	1,623

Schedule I has been provided pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries (including variable interest entities) together exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

As of June 30, 2024, RMB1,901,745 of the restricted capital and reserves are not available for distribution, and as such, the condensed financial information of the Company has been presented for the years ended June 30, 2022, 2023 and 2024.

As of June 30, 2024, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company except for those which have been separately disclosed in the consolidated financial statements, if any.

Basis of preparation

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group as of June 30, 2023 and 2024 and the years ended 2022, 2023 and 2024.